Leases (Schedule of Right to use asset) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance			₪ 3,860
Depreciation			1,911	₪ 1,153
Closing balance			2,866	3,860
US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation | $		$ 595
Closing balance | $	[1]	891
Consolidated Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance			5,013
Initial application of IFRS 16				2,302
Additions			917	2,711
Closing balance			5,930	5,013
Consolidated Cost [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | $		1,559
Initial application of IFRS 16 | $
Additions | $		285
Closing balance | $		1,844
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance			1,153
Depreciation			1,911	1,153
Closing balance			3,064	1,153
Accumulated depreciation [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance | $		358
Depreciation | $		595
Closing balance | $		953
Net book value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance			3,860
Closing balance			₪ 2,866	₪ 3,860
Net book value [Member] | US Dollars [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Closing balance | $		$ 891

[1]	Convenience Translation into US Dollars.